Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Founders Convertible Preferred Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income Loss	Accumulated Deficit	Series A Convertible Preferred Stock	Series X Convertible Preferred Stock	Class A Common Stock	Class A Common Stock Common Stock	Class B Common Stock	Class B Common Stock Common Stock
Beginning balance (in shares) at Dec. 31, 2018						0	0
Beginning balance at Dec. 31, 2018						$ 0	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of SAFE into Series A convertible preferred stock for cash, net of issuance costs (in shares)						68,877,417
Conversion of SAFE into Series A convertible preferred stock for cash, net of issuance costs of $3,775						$ 169,951
Conversion of debt into Series A convertible preferred stock (in shares)						4,326,514
Conversion of debt into Series A convertible preferred stock						$ 7,719
Issuance of convertible preferred stock for cash, net of issuance costs (in shares)						21,614,220
Issuance of convertible preferred stock for cash, net of issuance costs						$ 67,073
Ending balance (in shares) at Dec. 31, 2019						94,818,151	0
Ending balance at Dec. 31, 2019						$ 244,743	$ 0
Beginning balance (in shares) at Dec. 31, 2018		26,206,837
Beginning balance at Dec. 31, 2018	$ (124,667)	$ 3	$ 2,802	$ 0	$ (127,485)				$ 13		$ 0
Beginning balance (in shares) at Dec. 31, 2018									134,337,450		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of SAFE into Series A common stock and Issuance of Class A common stock upon exercise of warrants (in shares)									3,612,062
Conversion of SAFE into Series A common stock and Issuance of Class A common stock upon exercise of warrants	4,925		4,924						$ 1
Issuance of restricted common stock (in shares)									1,686,378
Issuance of restricted common stock	29		29
Share-based compensation	2,702		2,702
Other comprehensive Income	(1)			(1)
Net loss	(94,718)				(94,718)
Ending balance (in shares) at Dec. 31, 2019		26,206,837
Ending balance at Dec. 31, 2019	(211,730)	$ 3	10,457	(1)	(222,203)				$ 14		$ 0
Ending balance (in shares) at Dec. 31, 2019								134,677,419	139,635,890	0	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred stock for cash, net of issuance costs (in shares)							18,457,230
Issuance of convertible preferred stock for cash, net of issuance costs							$ 178,074
Merger recapitalization (in shares)						(94,818,151)	(18,457,230)
Merger recapitalization—Class A						$ (244,743)	$ (178,074)
Ending balance (in shares) at Dec. 31, 2020						0	0
Ending balance at Dec. 31, 2020						$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of Class A shares (in shares)									(6,629,372)
Retirement of Class A shares	(1)								$ (1)
Conversion of certain shares into Class B common stock (in shares)		(22,935,413)							(82,182,790)		105,118,203
Conversion of certain shares into Class B common stock	3,000	$ (3)	3,000						$ (8)		$ 11
Merger recapitalization—Class A (in shares)		(3,271,424)							116,546,805
Merger recapitalization—Class A	422,814		422,802						$ 12
Public and Private Warrants	(102,396)		(102,396)
Conversion of SAFE into Series A common stock and Issuance of Class A common stock upon exercise of warrants (in shares)									1,466,155
Conversion of SAFE into Series A common stock and Issuance of Class A common stock upon exercise of warrants	30,112		30,112
Gores shares recapitalized, net of redemptions and equity issuance costs (in shares)									49,981,349
Gores shares recapitalized, net of redemptions and equity issuance costs of $17,226	363,460		363,455						$ 5
Share-based compensation	5,745		5,745
Other comprehensive Income	35			35
Net loss	(362,298)				(362,298)
Ending balance (in shares) at Dec. 31, 2020		0
Ending balance at Dec. 31, 2020	$ 148,741	$ 0	$ 733,175	$ 34	$ (584,501)				$ 22		$ 11
Ending balance (in shares) at Dec. 31, 2020								218,818,037	218,818,037	105,118,203	105,118,203